Investments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Investments Abstract
Schedule of investments in associates and joint ventures

0	Joint Ventures	Associates (1)	Total
Balance at December 31, 2023	481	877	1,358
Investments	4	2	6
Transfer to assets held for sale	−	(11)	(11)
Restructuring, capital decrease and others	−	(2)	(2)
Results of equity-accounted investments	82	(363)	(281)
Translation adjustment	(1)	153	152
Other comprehensive income	−	(159)	(159)
Dividends	(76)	(1)	(77)
Balance at June 30, 2024	490	496	986
(1)	It includes other investments.

	Joint Ventures	Associates (1)	Total
Balance at December 31, 2022	546	1,020	1,566
Investments	10	7	17
Restructuring, capital decrease and others	−	1	1
Results of equity-accounted investments	54	(41)	13
Translation adjustment	3	(104)	(101)
Other comprehensive income	−	206	206
Dividends	(57)	(1)	(58)
Balance at June 30, 2023	556	1,088	1,644
(1)	It includes other investments.